37. Defined benefit pension plans and other post-employment benefits (Details 6)	12 Months Ended
Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Nominal discount rate of the actuarial liability:	PBS South: 6.81% / 3.20%; PBS Northeast: 6.83% / 3.22%; MA: 6.85% / 3.24%; PBS-A: 6.75% / 3.14%; AES: 7.09% / 3.47%; PAMEC: 6.77% / 3.16%; FIBER: 6.96% / 3.34%
Nominal wage growth rate:	PBS e MA: Not Applicable MA and PBS-A: Not Applicable; AES: 5.57%/ 2.00%; PAMEC and FIBER: Not Applicable
Biometric general mortality table:	PBS, MA and PBS-A: AT-2000 segregated by sex, softened by 10%;
Biometric disability entry table:	PBS: Álvaro Vindas; MA, PBS-A and PAMEC: Not Applicable; AES and FIBER: Mercer Disability;
Expected rate of turnover:	PBS, MA, PBS-A and PAMEC: Nula AES and FIBER: 0.15/(time of service + 1), being null and void as from 50 years
Probability of entry into retirement:	PBS and FIBER: 100% in 1st eligibility; MA: Not Applicable; AES: 3% per year between the first age of eligibility for early retirement and eligibility for normal retirement; MA, PBS-A and PAMEC: Not Applicable
Estimated long-term inflation rate	PAMEC and FIBER: 7.64% / 3.25%
Calculation method	Projected Unit Credit Method